Vanguard U.S. Value Fund

Schedule of Investments (unaudited)
As of December 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Communication Services (7.6%)
	Verizon Communications Inc.	390,178	23,957
	AT&T Inc.	523,836	20,472
	Walt Disney Co.	116,813	16,895
	Comcast Corp. Class A	250,686	11,273
*	Discovery Inc. Series A	287,571	9,415
	CenturyLink Inc.	669,432	8,843
	New York Times Co. Class A	123,242	3,965
*	Take-Two Interactive Software Inc.	31,158	3,815
	News Corp. Class A	230,245	3,256
*	T-Mobile US Inc.	40,083	3,143
	News Corp. Class B	177,185	2,571
*	Glu Mobile Inc.	312,253	1,889
*	MSG Networks Inc.	73,415	1,277
*	Discovery Inc. Series C	35,934	1,096
*	Bandwidth Inc. Class A	11,296	723
			112,590
Consumer Discretionary (6.4%)
	Home Depot Inc.	46,169	10,082
	Whirlpool Corp.	57,268	8,449
	Gentex Corp.	290,292	8,413
	Rent-A-Center Inc.	266,840	7,696
*	frontdoor Inc.	131,694	6,245
	Carnival Corp.	117,386	5,967
	Brinker International Inc.	140,910	5,918
	Expedia Group Inc.	54,612	5,906
*	Genesco Inc.	103,922	4,980
*	YETI Holdings Inc.	138,581	4,820
	McDonald's Corp.	23,374	4,619
*	Meritage Homes Corp.	50,105	3,062
	Yum! Brands Inc.	23,743	2,392
*	Murphy USA Inc.	19,967	2,336
*	Adient plc	93,567	1,988
	Best Buy Co. Inc.	22,339	1,961
*	Stoneridge Inc.	62,341	1,828
*	American Axle & Manufacturing Holdings Inc.	145,783	1,568
*	Under Armour Inc. Class C	50,138	962
	Standard Motor Products Inc.	16,752	891
	Las Vegas Sands Corp.	12,474	861
	International Game Technology plc	51,564	772
	Lear Corp.	5,313	729
*	K12 Inc.	30,137	613
*	1-800-Flowers.com Inc. Class A	40,399	586
			93,644
Consumer Staples (8.1%)
	Procter & Gamble Co.	212,218	26,506
	Philip Morris International Inc.	224,644	19,115
	Walmart Inc.	132,912	15,795
	Campbell Soup Co.	180,470	8,919

Bunge Ltd.	143,599	8,264
Coty Inc. Class A	656,735	7,388
Molson Coors Brewing Co. Class B	126,312	6,808
PepsiCo Inc.	45,501	6,219
* Edgewell Personal Care Co.	172,807	5,350
Casey's General Stores Inc.	31,867	5,067
* TreeHouse Foods Inc.	91,318	4,429
Kimberly-Clark Corp.	16,132	2,219
Kraft Heinz Co.	41,895	1,346
^ B&G Foods Inc.	67,753	1,215
Coca-Cola Co.	13,270	734
		119,374
Energy (8.0%)
Chevron Corp.	260,023	31,335
Exxon Mobil Corp.	365,466	25,502
ConocoPhillips	252,092	16,394
Devon Energy Corp.	391,606	10,170
* Southwestern Energy Co.	3,719,332	9,001
HollyFrontier Corp.	130,111	6,598
* W&T Offshore Inc.	867,646	4,824
^ Range Resources Corp.	949,275	4,604
Phillips 66	27,425	3,056
Valero Energy Corp.	30,714	2,876
Teekay Tankers Ltd. Class A	54,945	1,317
World Fuel Services Corp.	26,082	1,133
* CONSOL Energy Inc.	52,804	766
Continental Resources Inc.	22,021	755
		118,331
Financials (24.5%)
JPMorgan Chase & Co.	375,047	52,282
Bank of America Corp.	1,083,542	38,162
* Berkshire Hathaway Inc. Class B	164,318	37,218
Citigroup Inc.	217,792	17,399
Capital One Financial Corp.	133,054	13,693
Wells Fargo & Co.	249,767	13,437
Allstate Corp.	111,578	12,547
MetLife Inc.	232,985	11,875
Fifth Third Bancorp	363,719	11,181
Regions Financial Corp.	614,456	10,544
American Express Co.	82,006	10,209
Synchrony Financial	276,354	9,952
Discover Financial Services	116,698	9,898
AXA Equitable Holdings Inc.	388,784	9,634
Zions Bancorp NA	183,761	9,541
OFG Bancorp	380,221	8,977
Ally Financial Inc.	278,611	8,514
Ameriprise Financial Inc.	48,325	8,050
Hanover Insurance Group Inc.	58,020	7,930
Navient Corp.	513,582	7,026
FNB Corp.	545,487	6,928
* Athene Holding Ltd. Class A	118,629	5,579
Aflac Inc.	105,283	5,569
Popular Inc.	92,006	5,405
Unum Group	182,016	5,308
* Brighthouse Financial Inc.	113,410	4,449
Erie Indemnity Co. Class A	21,971	3,647

	Radian Group Inc.	132,231	3,327
	Universal Insurance Holdings Inc.	104,809	2,934
	Walker & Dunlop Inc.	29,961	1,938
	Primerica Inc.	10,922	1,426
	OneMain Holdings Inc.	25,615	1,080
	Comerica Inc.	13,869	995
	Morgan Stanley	16,775	858
	Hilltop Holdings Inc.	32,832	818
	Voya Financial Inc.	13,306	811
	US Bancorp	13,462	798
	Progressive Corp.	10,388	752
	MGIC Investment Corp.	52,372	742
			361,433
Health Care (13.0%)
	Johnson & Johnson	234,150	34,155
	Abbott Laboratories	184,123	15,993
	Pfizer Inc.	383,094	15,010
	Anthem Inc.	48,106	14,529
	Bristol-Myers Squibb Co.	195,841	12,571
*	IQVIA Holdings Inc.	70,481	10,890
	Merck & Co. Inc.	111,552	10,146
	HCA Healthcare Inc.	67,342	9,954
	Cardinal Health Inc.	172,173	8,709
*	Integer Holdings Corp.	97,120	7,811
	Cooper Cos. Inc.	23,705	7,616
	Medtronic plc	60,544	6,869
	Zimmer Biomet Holdings Inc.	40,634	6,082
*,^ Mallinckrodt plc		1,464,807	5,112
	Danaher Corp.	27,864	4,277
	Amgen Inc.	16,037	3,866
	McKesson Corp.	23,557	3,258
*	Medpace Holdings Inc.	32,679	2,747
	Eli Lilly & Co.	18,858	2,478
*	AMAG Pharmaceuticals Inc.	184,011	2,239
*	Syneos Health Inc.	33,574	1,997
*,^ Intrexon Corp.		326,484	1,789
*	DaVita Inc.	20,867	1,566
*	Enanta Pharmaceuticals Inc.	12,022	743
*	Lannett Co. Inc.	81,876	722
	CVS Health Corp.	9,708	721
	Owens & Minor Inc.	99,528	515
			192,365
Industrials (9.6%)
	General Electric Co.	1,508,971	16,840
	Honeywell International Inc.	64,072	11,341
*	United Airlines Holdings Inc.	113,221	9,974
	Caterpillar Inc.	65,272	9,639
	WW Grainger Inc.	27,259	9,228
*	FTI Consulting Inc.	80,158	8,870
*	Builders FirstSource Inc.	309,198	7,857
	Lockheed Martin Corp.	19,777	7,701
	Spirit AeroSystems Holdings Inc. Class A	100,085	7,294
	Pentair plc	143,948	6,603
	Landstar System Inc.	38,366	4,369
*	JetBlue Airways Corp.	208,071	3,895
	Johnson Controls International plc	92,085	3,749

*	Aerojet Rocketdyne Holdings Inc.	80,058	3,655
*	WESCO International Inc.	60,136	3,571
*	GMS Inc.	126,842	3,435
	Triumph Group Inc.	132,811	3,356
	Macquarie Infrastructure Corp.	77,964	3,340
	United Technologies Corp.	20,867	3,125
	Expeditors International of Washington Inc.	30,014	2,342
*	BMC Stock Holdings Inc.	67,221	1,929
	ArcBest Corp.	69,493	1,918
	Nielsen Holdings plc	84,025	1,706
	Allison Transmission Holdings Inc.	32,313	1,561
*	Foundation Building Materials Inc.	62,439	1,208
	PACCAR Inc.	13,678	1,082
	Heidrick & Struggles International Inc.	27,371	890
*	Echo Global Logistics Inc.	37,389	774
	AGCO Corp.	9,960	769
			142,021
Information Technology (6.5%)
	Intel Corp.	383,098	22,928
	Lam Research Corp.	29,407	8,599
	Booz Allen Hamilton Holding Corp. Class A	119,493	8,499
*	CACI International Inc. Class A	32,345	8,086
	HP Inc.	386,126	7,935
*	Synaptics Inc.	114,657	7,541
*	Dell Technologies Inc.	135,997	6,989
	Jabil Inc.	97,691	4,038
*	ON Semiconductor Corp.	141,750	3,456
*	Cardtronics plc Class A	74,729	3,337
	Avnet Inc.	74,531	3,163
*	Diebold Nixdorf Inc.	257,001	2,714
*	SunPower Corp.	263,324	2,054
*	SMART Global Holdings Inc.	53,288	2,022
*	Amkor Technology Inc.	95,396	1,240
*,^ Enphase Energy Inc.		35,543	929
*	Unisys Corp.	66,009	783
*	eGain Corp.	98,507	780
*	Teradata Corp.	28,166	754
	International Business Machines Corp.	5,517	739
			96,586
Materials (4.2%)
	CF Industries Holdings Inc.	206,205	9,844
	Reliance Steel & Aluminum Co.	79,099	9,473
*	Element Solutions Inc.	719,200	8,400
	Ecolab Inc.	41,879	8,082
	Ball Corp.	112,265	7,260
	International Paper Co.	115,361	5,312
*	Allegheny Technologies Inc.	191,319	3,953
	Linde plc	12,212	2,600
	Dow Inc.	38,534	2,109
	Valvoline Inc.	98,321	2,105
	DuPont de Nemours Inc.	28,334	1,819
*	Kraton Corp.	32,605	826
			61,783
Real Estate (5.2%)
	Medical Properties Trust Inc.	462,606	9,766
	Spirit Realty Capital Inc.	173,379	8,527

Brixmor Property Group Inc.			393,410	8,502
Essex Property Trust Inc.			27,868	8,384
EPR Properties			108,875	7,691
Park Hotels & Resorts Inc.			291,784	7,548
Hannon Armstrong Sustainable Infrastructure Capital Inc.			186,196	5,992
^ Macerich Co.			174,631	4,701
Healthpeak Properties Inc.			130,888	4,512
Omega Healthcare Investors Inc.			55,596	2,354
SITE Centers Corp.			164,527	2,307
Lexington Realty Trust Class B			186,558	1,981
CoreCivic Inc.			84,931	1,476
Regency Centers Corp.			20,257	1,278
Kennedy-Wilson Holdings Inc.			37,564	838
Equity Residential			9,717	786
Mid-America Apartment Communities Inc.			5,404	712
				77,355
Utilities (6.6%)
Southern Co.			240,473	15,318
Exelon Corp.			283,033	12,904
FirstEnergy Corp.			230,480	11,201
AES Corp.			526,647	10,480
NRG Energy Inc.			238,553	9,483
Sempra Energy			50,590	7,663
Vistra Energy Corp.			279,738	6,431
Ameren Corp.			64,491	4,953
Evergy Inc.			51,431	3,348
Entergy Corp.			24,642	2,952
Duke Energy Corp.			29,624	2,702
IDACORP Inc.			21,652	2,312
NextEra Energy Inc.			9,209	2,230
PNM Resources Inc.			29,761	1,509
Hawaiian Electric Industries Inc.			31,520	1,477
Clearway Energy Inc.			63,549	1,268
Clearway Energy Inc. Class A			63,803	1,220
				97,451
Total Common Stocks (Cost $1,183,252)				1,472,933
	Coupon
Temporary Cash Investments (1.0%)1
Money Market Fund (1.0%)
2,3 Vanguard Market Liquidity Fund	1.816%		146,363	14,638

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	1.547%	1/30/20	450	449
Total Temporary Cash Investments (Cost $15,086)				15,087
Total Investments (100.7%) (Cost $1,198,338)				1,488,020
Other Assets and Liabilities-Net (-0.7%)3				(10,326)
Net Assets (100%)				1,477,694

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,662,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 0.5%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $12,405,000 was received for securities on loan.
4 Securities with a value of $438,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	48	7,755	21

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

U.S. Value Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,472,933	—	—
Temporary Cash Investments	14,638	449	—
Futures Contracts—Assets[1]	38	—	—
Futures Contracts—Liabilities[1]	(19)	—	—
Total	1,487,590	449	—
1 Represents variation margin on the last day of the reporting period.